Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2018
Registrant Name	ROYCE FUND
Entity Central Index Key	0000709364
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 30, 2019
Document Effective Date	May 01, 2019
Prospectus Date	May 01, 2019
Royce ISI Prospectus | Royce Dividend Value Fund | Investment Class
Prospectus:
Trading Symbol	RDVIX
Royce ISI Prospectus | Royce Dividend Value Fund | Service Class
Prospectus:
Trading Symbol	RYDVX
Royce ISI Prospectus | Royce Dividend Value Fund | Institutional Class
Prospectus:
Trading Symbol	RDIIX
Royce ISI Prospectus | Royce Global Financial Services Fund | Service Class
Prospectus:
Trading Symbol	RYFSX
Royce ISI Prospectus | Royce Global Financial Services Fund | Institutional Class
Prospectus:
Trading Symbol	RGFIX
Royce ISI Prospectus | Royce International Premier Fund | Service Class
Prospectus:
Trading Symbol	RYIPX
Royce ISI Prospectus | Royce International Premier Fund | Investment Class
Prospectus:
Trading Symbol	RIPNX
Royce ISI Prospectus | Royce International Premier Fund | Institutional Class
Prospectus:
Trading Symbol	RIPIX
Royce ISI Prospectus | Royce Micro-Cap Fund | Investment Class
Prospectus:
Trading Symbol	RYOTX
Royce ISI Prospectus | Royce Micro-Cap Fund | Service Class
Prospectus:
Trading Symbol	RMCFX
Royce ISI Prospectus | Royce Opportunity Fund | Investment Class
Prospectus:
Trading Symbol	RYPNX
Royce ISI Prospectus | Royce Opportunity Fund | Service Class
Prospectus:
Trading Symbol	RYOFX
Royce ISI Prospectus | Royce Opportunity Fund | Institutional Class
Prospectus:
Trading Symbol	ROFIX
Royce ISI Prospectus | Royce Pennsylvania Mutual Fund | Investment Class
Prospectus:
Trading Symbol	PENNX
Royce ISI Prospectus | Royce Pennsylvania Mutual Fund | Service Class
Prospectus:
Trading Symbol	RYPFX
Royce ISI Prospectus | Royce Pennsylvania Mutual Fund | Institutional Class
Prospectus:
Trading Symbol	RPMIX
Royce ISI Prospectus | Royce Premier Fund | Investment Class
Prospectus:
Trading Symbol	RYPRX
Royce ISI Prospectus | Royce Premier Fund | Institutional Class
Prospectus:
Trading Symbol	RPFIX
Royce ISI Prospectus | Royce Premier Fund | Service Class
Prospectus:
Trading Symbol	RPFFX
Royce ISI Prospectus | Royce Small-Cap Value Fund | Investment Class
Prospectus:
Trading Symbol	RVVHX
Royce ISI Prospectus | Royce Small-Cap Value Fund | Service Class
Prospectus:
Trading Symbol	RYVFX
Royce ISI Prospectus | Royce Smaller-Companies Growth Fund | Institutional Class
Prospectus:
Trading Symbol	RVPIX
Royce ISI Prospectus | Royce Smaller-Companies Growth Fund | Service Class
Prospectus:
Trading Symbol	RYVPX
Royce ISI Prospectus | Royce Smaller-Companies Growth Fund | Investment Class
Prospectus:
Trading Symbol	RVPHX
Royce ISI Prospectus | Royce Special Equity Fund | Investment Class
Prospectus:
Trading Symbol	RYSEX
Royce ISI Prospectus | Royce Special Equity Fund | Institutional Class
Prospectus:
Trading Symbol	RSEIX
Royce ISI Prospectus | Royce Special Equity Fund | Service Class
Prospectus:
Trading Symbol	RSEFX
Royce ISI Prospectus | Royce Total Return Fund | Investment Class
Prospectus:
Trading Symbol	RYTRX
Royce ISI Prospectus | Royce Total Return Fund | Service Class
Prospectus:
Trading Symbol	RYTFX
Royce ISI Prospectus | Royce Total Return Fund | Institutional Class
Prospectus:
Trading Symbol	RTRIX
Royce CR Prospectus | Royce Dividend Value Fund | Consultant Class
Prospectus:
Trading Symbol	RDVCX
Royce CR Prospectus | Royce International Premier Fund | Consultant Class
Prospectus:
Trading Symbol	RINPX
Royce CR Prospectus | Royce Micro-Cap Fund | Consultant Class
Prospectus:
Trading Symbol	RYMCX
Royce CR Prospectus | Royce Opportunity Fund | R Class
Prospectus:
Trading Symbol	ROFRX
Royce CR Prospectus | Royce Opportunity Fund | Consultant Class
Prospectus:
Trading Symbol	ROFCX
Royce CR Prospectus | Royce Pennsylvania Mutual Fund | Consultant Class
Prospectus:
Trading Symbol	RYPCX
Royce CR Prospectus | Royce Pennsylvania Mutual Fund | R Class
Prospectus:
Trading Symbol	RPMRX
Royce CR Prospectus | Royce Premier Fund | Consultant Class
Prospectus:
Trading Symbol	RPRCX
Royce CR Prospectus | Royce Premier Fund | R Class
Prospectus:
Trading Symbol	RPRRX
Royce CR Prospectus | Royce Small-Cap Value Fund | R Class
Prospectus:
Trading Symbol	RVVRX
Royce CR Prospectus | Royce Small-Cap Value Fund | Consultant Class
Prospectus:
Trading Symbol	RVFCX
Royce CR Prospectus | Royce Smaller-Companies Growth Fund | Consultant Class
Prospectus:
Trading Symbol	RVPCX
Royce CR Prospectus | Royce Special Equity Fund | Consultant Class
Prospectus:
Trading Symbol	RSQCX
Royce CR Prospectus | Royce Total Return Fund | Consultant Class
Prospectus:
Trading Symbol	RYTCX
Royce CR Prospectus | Royce Total Return Fund | R Class
Prospectus:
Trading Symbol	RTRRX
Royce ISC Prospectus | Royce Low-Priced Stock Fund | Service Class
Prospectus:
Trading Symbol	RYLPX
Royce ISC Prospectus | Royce Low-Priced Stock Fund | Investment Class
Prospectus:
Trading Symbol	RLPHX
Royce ISC Prospectus | Royce Micro-Cap Opportunity Fund | Investment Class
Prospectus:
Trading Symbol	ROSFX
Royce ISC Prospectus | Royce Small-Cap Leaders Fund | Service Class
Prospectus:
Trading Symbol	RYOHX
Royce ISC Prospectus | Royce Small-Cap Leaders Fund | Investment Class
Prospectus:
Trading Symbol	ROHHX
Royce ISC Prospectus | Royce Small/Mid-Cap Premier Fund | Service Class
Prospectus:
Trading Symbol	RGFAX
Royce ISC Prospectus | Royce Small/Mid-Cap Premier Fund | Consultant Class
Prospectus:
Trading Symbol	RYGCX
Royce ISC Prospectus | Royce Small/Mid-Cap Premier Fund | Investment Class
Prospectus:
Trading Symbol	RHFHX